Reverse Recapitalization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Business Combination to the Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Changes in Stockholders’ Deficit	The following table reconciles the elements of the ESGEN Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statements of changes in stockholders’ deficit for the period ended March 31, 2024:
Cash-trust and cash, net of redemptions	$2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)
Proceeds from Sponsor PIPE Investment	15,000,000
Net proceeds from the ESGEN Business Combination	10,364,003
Less: liabilities assumed	(12,861,808)
Reverse recapitalization, net	$(2,497,805)
The following table reconciles the elements of the ESGEN Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for the period ended December 31, 2024:
Cash-trust and cash, net of redemptions	$2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)
Proceeds from Sponsor PIPE Investment	15,000,000
Net proceeds from the ESGEN Business Combination	10,364,003
Less: liabilities assumed	(12,861,808)
Reverse recapitalization, net	$(2,497,805)

Schedule of Consummation of the Business Combination

The number of shares of Common Stock issued immediately following the consummation of the ESGEN Business Combination was:

	Class V Common Stock	Class A Common Stock
ESGEN Class A common stock, outstanding prior to the ESGEN Business Combination	—	7,027,636
Forfeiture of Class A founder shares	—	(2,900,000)
Less redemptions	—	(1,159,976)
Class A common stock of ESGEN	—	2,967,660
ESGEN Class B common stock, outstanding prior to the ESGEN Business Combination	—	1,280,923
ESGEN Business Combination shares	—	4,248,583
Sunergy Shares	33,730,000	—
Issuance of Class A Shares to third party advisors	—	553,207
Issuance of Class A Shares to backstop investor	—	225,174
Shares issued to sponsor	1,500,000	—
Common Stock immediately after the ESGEN Business Combination	35,230,000	5,026,964

The number of shares of Common Stock issued immediately following the consummation of the ESGEN Business Combination was:

	Class V Common Stock	Class A Common Stock
ESGEN Class A common stock, outstanding prior to the ESGEN Business Combination	—	7,027,636
Forfeiture of Class A founder shares	—	(2,900,000)
Less redemptions	—	(1,159,976)
Class A common stock of ESGEN	—	2,967,660
ESGEN Class B common stock, outstanding prior to the ESGEN Business Combination	—	1,280,923
ESGEN Business Combination shares	—	4,248,583
Sunergy Shares	33,730,000	—
Issuance of Class A Shares to third party advisors	—	553,207
Issuance of Class A Shares to backstop investor	—	225,174
Shares issued to sponsor	1,500,000	—
Common Stock immediately after the ESGEN Business Combination	35,230,000	5,026,964